GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL.
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2017	176	(4)	172
Increase in goodwill related to acquisitions	2,093	—	2,093

Balance at December 31, 2017	2,269	(4)	2,265
Increase in goodwill related to acquisitions	365	—	365

Balance at December 31, 2018	2,634	(4)	2,630
Increase in goodwill related to acquisitions	27	—	27

Balance at December 31, 2019	2,661	(4)	2,657